Consolidated Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ 228,368	¥ (684,045)	¥ (858,863)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	815,867	1,016,974	1,048,627
Share-based compensation expense	22,996	73,846	53,032
Impairment loss	8,920	73,161
Deferred income tax benefit	(103,792)	(145,487)	(498,899)
Foreign currency exchange loss (gain)	(135,986)	240,715	(214,400)
Interest expense	121,398	94,516	125,743
Changes in operating assets and liabilities, net of effects from acquisitions:
Decrease (increase) in trade accounts receivable	27,804	576,566	(293,771)
Decrease (increase) in inventories	36,850	32,724	(64,436)
Decrease (increase) in prepaid expenses	(54,147)	158,471	(32,929)
Decrease in other current assets	9,446	106,829	15,392
Decrease (increase) in rental deposits	(28,734)	6,613	775
Increase (decrease) in trade accounts payable	33,808	(118,966)	8,260
Increase (decrease) in accrued income taxes	(164,726)	137,694	8,913
Increase (decrease) in accrued expense and other current liabilities	(108,992)	23,911	(75,451)
Increase (decrease) in other liabilities	(39,254)	(211,035)	391,185
Other—net	9,953	120,364	(3,972)
Net cash provided by (used in) operating activities	679,779	1,502,851	(390,794)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions, net of cash acquired			(230,341)
Proceeds from sales of available-for-sale securities			100,000
Purchase of property and equipment	(252,933)	(211,054)	(328,436)
Payment for capitalized computer software costs	(661,525)	(348,687)	(486,185)
Other—net	(282)	(58,616)	(8,115)
Net cash used in investing activities	(914,740)	(618,357)	(953,077)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term debt	1,190,000	3,100,000	4,370,000
Repayment of short-term debt	(1,590,000)	(2,600,000)	(3,422,000)
Proceeds from long-term bank borrowings	400,000	200,000	1,855,897
Repayment of long-term bank borrowings	(1,000,873)	(826,084)	(750,641)
Proceeds from issuance of common stock, including stock options exercised	67,928	31,012	184,375
Proceeds from issuance of convertible notes			2,500,000
Purchase of subsidiary stock from a noncontrolling shareholder		31,542
Payments of contingent and accrued consideration		(97,463)	(497,459)
Dividends paid			(107,253)
Other—net	(78,995)	(76,061)	(66,447)
Net cash provided by (used in) financing activities	(1,011,940)	(237,054)	4,066,472
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	42,361	(53,276)	14,621
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,204,540)	594,164	2,737,222
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	5,127,346	4,533,182	1,795,960
CASH AND CASH EQUIVALENTS, END OF YEAR	3,922,806	5,127,346	4,533,182
ADDITIONAL CASH FLOW INFORMATION:
Interest paid, net of amounts capitalized	39,944	42,820	22,833
Income taxes paid–net of refunds (refund of income taxes)	369,809	(94,063)	(10,845)
NONCASH INVESTING AND FINANCING ACTIVITIES:
Conversion of convertible notes to equity			1,344,715
Outstanding payments for acquisition of property and equipment, and capitalized computer software costs included in trade accounts payable	81,529	73,931	121,567
Capital lease obligation	¥ 10,210	¥ 53,522	¥ 113,847